John Hancock
Fundamental Large Cap Core Fund
Quarterly portfolio holdings 7/31/2024

Fund’s investments
As of 7-31-24 (unaudited)
	Shares	Value
Common stocks 98.8%		$5,657,194,944
(Cost $2,880,978,532)
Communication services 10.6%		606,735,479
Entertainment 4.6%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,725,181	139,515,387
The Walt Disney Company	738,251	69,166,736
Warner Brothers Discovery, Inc. (A)	6,278,495	54,308,982
Interactive media and services 6.0%
Alphabet, Inc., Class A	2,003,873	343,744,374
Consumer discretionary 18.5%		1,057,718,399
Automobile components 0.8%
Mobileye Global, Inc., Class A (A)	2,190,534	46,001,214
Broadline retail 9.9%
Amazon.com, Inc. (A)	2,660,086	497,382,880
eBay, Inc.	1,249,629	69,491,869
Hotels, restaurants and leisure 1.6%
Las Vegas Sands Corp.	1,268,521	50,322,228
Starbucks Corp.	524,405	40,877,370
Household durables 4.5%
Lennar Corp., Class A	1,462,084	258,686,522
Leisure products 0.7%
Polaris, Inc.	437,820	36,461,650
Textiles, apparel and luxury goods 1.0%
Lululemon Athletica, Inc. (A)	226,145	58,494,666
Consumer staples 5.9%		337,774,419
Beverages 2.8%
Anheuser-Busch InBev SA/NV, ADR	2,728,283	162,332,839
Consumer staples distribution and retail 3.1%
Sysco Corp.	598,257	45,856,399
Walmart, Inc.	1,887,896	129,585,181
Energy 4.9%		281,439,108
Oil, gas and consumable fuels 4.9%
Cheniere Energy, Inc.	1,540,950	281,439,108
Financials 13.6%		780,083,103
Banks 0.6%
Wells Fargo & Company	566,359	33,607,743
Capital markets 13.0%
KKR & Company, Inc.	1,916,903	236,641,675
Morgan Stanley	2,264,567	233,725,960
Nasdaq, Inc.	2,168,690	146,776,939
State Street Corp.	304,184	25,846,514
The Goldman Sachs Group, Inc.	203,297	103,484,272
Health care 8.5%		484,958,485
Biotechnology 3.3%
Gilead Sciences, Inc.	1,131,645	86,072,919
Moderna, Inc. (A)	881,087	105,043,192
Health care providers and services 2.6%
Elevance Health, Inc.	236,251	125,692,620
2	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	37,105	$21,378,417
Life sciences tools and services 2.6%
Danaher Corp.	304,701	84,426,553
Thermo Fisher Scientific, Inc.	101,648	62,344,784
Industrials 4.9%		283,140,940
Aerospace and defense 2.4%
General Dynamics Corp.	95,662	28,575,196
Lockheed Martin Corp.	157,440	85,319,885
RTX Corp.	184,647	21,694,176
Ground transportation 1.3%
Union Pacific Corp.	316,672	78,132,483
Machinery 0.5%
Fortive Corp.	380,330	27,326,711
Trading companies and distributors 0.7%
United Rentals, Inc.	55,597	42,092,489
Information technology 27.6%		1,581,363,307
Semiconductors and semiconductor equipment 10.5%
Analog Devices, Inc.	802,654	185,718,083
KLA Corp.	182,841	150,490,942
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	496,882	82,383,036
Texas Instruments, Inc.	899,761	183,380,288
Software 9.4%
Microsoft Corp.	561,294	234,817,345
Oracle Corp.	453,342	63,218,542
Salesforce, Inc.	351,288	90,913,334
Workday, Inc., Class A (A)	660,925	150,109,286
Technology hardware, storage and peripherals 7.7%
Apple, Inc.	1,982,765	440,332,451
Materials 0.6%		32,930,609
Chemicals 0.6%
LyondellBasell Industries NV, Class A	331,094	32,930,609
Real estate 3.7%		211,051,095
Specialized REITs 3.7%
American Tower Corp.	102,259	22,537,884
Crown Castle, Inc.	1,712,511	188,513,211

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.3%				$73,989,198
(Cost $74,000,000)
U.S. Government Agency 1.3%				73,989,198
Federal Agricultural Mortgage Corp. Discount Note	5.250	08-01-24	74,000,000	73,989,198

Total investments (Cost $2,954,978,532) 100.1%	$5,731,184,142
Other assets and liabilities, net (0.1%)	(7,218,182)
Total net assets 100.0%	$5,723,965,960

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	3

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
4	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2024, by major security category or type:
	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$5,657,194,944	$5,657,194,944	—	—
Short-term investments	73,989,198	—	$73,989,198	—
Total investments in securities	$5,731,184,142	$5,657,194,944	$73,989,198	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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